Post balance sheet events	6 Months Ended
Jun. 30, 2020
Post balance sheet events
Post balance sheet events

17. Post balance sheet events

Other than as disclosed in this document there have been no significant events between 30 June 2020 and the date of approval of this announcement which would require a change to, or additional disclosure, in the announcement.